March 4, 2019

BNY MELLON FUNDS TRUST

Supplement to Current Prospectus

Effective on or about June 3, 2019 (the "Effective Date"), The Dreyfus Corporation, the primary mutual fund business of The Bank of New York Mellon Corporation, will change its name to "BNY Mellon Investment Adviser, Inc."  As of the Effective Date, all information in the funds' prospectus relating to "The Dreyfus Corporation" or "Dreyfus" will relate to "BNY Mellon Investment Adviser, Inc."  In addition, as of the Effective Date, BNY Mellon Investment Adviser, Inc. will serve as the funds' investment adviser directly and not through BNY Mellon Fund Advisers, currently a division of Dreyfus.

On the Effective Date, Dreyfus Brokerage Services will change its name to "BNY Mellon Brokerage Services."  As of the Effective Date, all information in the funds' prospectus relating to "Dreyfus Brokerage Services" will relate to "BNY Mellon Brokerage Services."

On the Effective Date, MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus and the funds' distributor, will change its name to "BNY Mellon Securities Corporation."  As of the Effective Date, all information in the funds' prospectus relating to "MBSC Securities Corporation" or "MBSC" will relate to "BNY Mellon Securities Corporation."

As of the Effective Date, references to the "Dreyfus Family of Funds" in the funds' prospectus will refer to the "BNY Mellon Family of Funds."  In addition, as of the Effective Date, references to
"1-800-DREYFUS" and "dreyfus.com" in the funds' prospectus will be replaced with "1-800-373-9387" and "bnymellonim.com/us," respectively.

In addition, on the Effective Date, certain underlying funds advised by The Dreyfus Corporation in which BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Asset Allocation Fund may invest will change their names as follows:

Current Underlying Fund Name	New Underlying Fund Name
Dreyfus Research Growth Fund, Inc.	BNY Mellon Research Growth Fund, Inc.
Dreyfus Strategic Value Fund	BNY Mellon Dynamic Value Fund
Dreyfus Appreciation Fund, Inc.	BNY Mellon Appreciation Fund, Inc.
Dreyfus U.S. Equity Fund	BNY Mellon U.S. Equity Fund
Dreyfus Select Managers Small Cap Value Fund	BNY Mellon Select Managers Small Cap Value Fund
Dreyfus Select Managers Small Cap Growth Fund	BNY Mellon Select Managers Small Cap Growth Fund
Dreyfus/Newton International Equity Fund	BNY Mellon International Equity Fund
Global Stock Fund (Dreyfus)	BNY Mellon Global Stock Fund
International Stock Fund (Dreyfus)	BNY Mellon International Stock Fund
Dreyfus Global Real Estate Securities Fund	BNY Mellon Global Real Estate Securities Fund
Dreyfus International Small Cap Fund	BNY Mellon International Small Cap Fund
Dreyfus Inflation Adjusted Securities Fund	BNY Mellon Inflation Adjusted Securities Fund
Dreyfus High Yield Fund	BNY Mellon High Yield Fund
Dreyfus Floating Rate Income Fund	BNY Mellon Floating Rate Income Fund
Dynamic Total Return Fund (Dreyfus)	BNY Mellon Dynamic Total Return Fund

As of the Effective Date, the address of Dreyfus (BNY Mellon Investment Adviser, Inc.) is 240 Greenwich Street, New York, New York 10286.

As of the Effective Date, reference to "Dreyfus-sponsored Coverdell Education Savings Accounts" in the funds' prospectus will refer to "Coverdell Education Savings Accounts sponsored by BNY Mellon Investment Adviser, Inc. or its affiliates."

105194878v6

The changes described above will have no effect on fund shareholders or their fund accounts.

MFTS0319